Goodwill and Intangible Assets, Net (Details) - Schedule of goodwill - Successors [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Goodwill [Line Items]
Balance as of December 31, 2021	$ 71,658
Measurement Period Adjustment	(5,620)
March 31, 2022	$ 66,038